Revenue (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue [abstract]
Discount rate percentage	6.39%
Annual salary increase percentage	10.00%
Retirement age	57 years
Prepaid expenses and other assets	$ 26	$ 23